Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2018	2017	2016
	$m	$m	$m
Amounts due within one year
Trade receivables	3,033	2,818	2,625
Less: Amounts provided for doubtful debts (Note 27)	(38)	(16)	(42)
	2,995	2,802	2,583
Other receivables	1,143	793	852
Prepayments and accrued income	1,363	1,148	879
	5,501	4,743	4,314
Amounts due after more than one year
Other receivables	–	156	140
Prepayments and accrued income	73	110	119
	73	266	259
Trade and other receivables	5,574	5,009	4,573